INVENTORIES - Analysis of inventories (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Trade goods	₺ 3,964,987	₺ 2,946,547
Subsequently returned goods included in inventory	47,137	22,513
Cost
INVENTORIES
Trade goods	4,056,124	3,002,852
Accumulated impairment
INVENTORIES
Trade goods	₺ (91,137)	₺ (56,305)	₺ (73,721)